Intangible Assets	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Intangible assets
10.	INTANGIBLE ASSETS

Intangible assets as of December 31, 2010 and 2011 were as follows:

	2010	2011
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	11,142,578
Supplier Relationship	—	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	310,398,971	328,301,021

Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(4,591,844)	(6,887,766)
Customer list	(4,134,527)	(7,846,786)
Supplier Relationship	—	(485,000)
Technology patent	(3,696,000)	(5,544,000)
Cross-border travel agency license	(1,012,508)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—

	(13,434,879)	(21,880,829)

Net book value
Intangible assets to be amortized
Non-compete agreements	6,887,766	4,591,844
Customer list	7,008,051	3,295,792
Supplier Relationship	—	9,215,000
Technology patent	5,544,000	3,696,000
Cross-border travel agency license	104,769	—
Intangible assets not subject to amortization
Trade mark	267,741,235	272,715,235
Golf membership certificate	4,200,000	4,200,000
Others	5,478,271	8,706,321

	296,964,092	306,420,192

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was approximately RMB5,547,422, RMB7,154,262 and RMB8,445,950 respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB
2012	7,564,270
2013	5,959,366
2014	970,000
2015	970,000
2016	970,000

16,433,636